Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation
Basis of Preparation

2. Basis of Preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were authorized for issue by the Company’s Board of Directors (“Board or “board”) and its Senior Management on March 12, 2026.

(b) Basis of measurement

The financial statements have been prepared on the historical cost basis except for financial instruments and share-based payment obligations which have been based on fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(c) Functional and presentation currency

These consolidated financial statements are presented in Euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(d) Going concern

The Board of ProQR has, upon preparing and finalizing the 2025 financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these financial statements. Management has not identified any going concern risks.

The financial statements of the Company have been prepared on the basis of the going concern assumption based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget.

(e) Use of critical estimates and judgements

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about assumptions and estimation uncertainties that may have a significant risk of resulting in a material adjustment is included below:

(i) Revenue recognition for the Eli Lilly and Company research and collaboration agreement

a.	Identification of the performance obligation

Note 16 describes the Company’s original research and collaboration agreement with Eli Lilly and Company (“Lilly”), and the amended and restated research and collaboration agreement (collectively, the “Collaboration agreement”). Under the Collaboration agreement, ProQR provides Lilly with a license (with a right to sub-license) to exploit compounds resulting from the collaboration and ProQR provides other promises such as the performance of R&D services. A significant amount of judgement is required to determine whether the license is distinct from the other promises in the contract. The license was concluded not to be distinct from the other promises in the contract based on the following considerations:

●	the license has no stand-alone value to Lilly without the Company being involved in the research and development collaboration, and;
●	there are significant interdependencies between the license and the research and development services to be provided by the Company.

Moreover, the compounds resulting from the collaboration do not represent a series of distinct services because they were not predetermined at the inception of the contract and can be terminated or replaced at the discretion of Lilly subject to the terms and conditions of the Collaboration agreement. In addition, the R&D services are the predominant factor within this contract until the handover of a compound to Lilly, rather than the individual targets. As such, the single combined performance obligation consists of multiple activities that are not distinct.

b.	Determining the timing of satisfaction of performance obligations

Under the Collaboration agreement, the Company recognizes revenue over time, using an input method that estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services. As the Company’s estimate of the total labor hours required is dependent on the evolution of the research and development activities, it may be subject to change. If the progression and/or outcome of certain research and development activities would be different from the assumptions that were made during the preparation of these financial statements, this could lead to material adjustments to the total estimated labor hours, which might result in a reallocation of revenue between current and future periods.

c.	Determining the transaction price

The Company applied judgement to determine whether the equity investments made by Lilly in ProQR are part of the transaction price for the Collaboration agreement. The Company concluded that the differences between the prices that Lilly paid for the shares and the ProQR stock closing prices on the days of entering into the equity investment agreements arose because of the Company’s existing obligations to deliver research and development services to Lilly under the terms of the Collaboration agreement. Therefore, the above differences between the closing share prices on the agreement effective dates and the equity investment prices paid by Lilly are considered to be part of the transaction price of the contract and are initially allocated to deferred revenue.

The contract also includes variable consideration, but no variable consideration was included in the initial transaction price at the inception, as it is not highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company includes such variable consideration in the transaction price when the uncertainty associated with the variable consideration is resolved.

Development milestone payments are variable considerations under the agreement. There are development milestones to be reached during the ProQR research program and development milestones to be reached after the ProQR research program (during the R&D activities performed by Lilly).

The variable consideration for development milestone payments to be reached during the ProQR research program will be added to the transaction price of the identified single combined performance obligation once the variable constraint is resolved and revenue will be recognized based on the status of completion (satisfied part) of the single combined performance obligation.

The variable consideration for development milestones to be reached after the ProQR research program is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and will be recognized at a point in time when the development milestone for a license is achieved and the variable constraint is resolved.

As further described in Note 16, during 2025, the Company achieved development milestones during the ProQR research program under the agreement, which were added to the transaction price and recognized partially as revenue during 2025 based on the status of completion (satisfied part) of the single combined performance obligation.

The Collaboration agreement includes sales-based royalties, including commercial milestone payments based on the level of sales. The variable consideration for commercial milestones is linked to a separable right to use the license which comes into existence for each successful compound transferred to Lilly. This license is a separate performance obligation and will be recognized at a point in time when the commercial milestone for a license is achieved and the variable constraint is resolved. For sales-based royalties, the license is the predominant item to which the royalty relates. The sales-based royalties will be recognized after the handover of the compound to Lilly (after completion of the initial performance obligation) and once the respective sale level occurs.

Related revenue is recognized as the subsequent underlying sales occur at a point in time.

(ii) Research and development expenditures

Research expenditures are reflected in the income statement. Development expenses are currently also reflected in the income statement because the criteria for capitalization are not met. Research and development costs are recognized as an expense when incurred and are typically made up of clinical and preclinical activities including costs for contract research organizations (“CROs”) and clinical investigative sites.

Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as information provided by vendors on their actual costs incurred. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although the Company does not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

(f) Changes in accounting policies

The following standard, amendment to standard and interpretation became effective for annual reporting periods beginning on or after January 1, 2025:

●	IAS 21 The Effects of Changes in Foreign Exchange Rates: Introduces requirements when a currency is not exchangeable into another currency.

The new standard, amendment to standard and interpretation did not have a material impact on the Company’s financial statements. No changes in accounting policies occurred in 2025.

On January 1, 2027, IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 1 Presentation of Financial Statements and is required to be implemented retrospectively. The new standard revises the structure and presentation of the primary financial statements, introduces enhanced aggregation and disaggregation requirements, and requires additional disclosures for Management-Defined Performance Measures (“MPMs”). The Company is continuing to assess the impact of this new standard and based on our initial assessment we do not expect the adoption of IFRS 18 to have a material impact outside the above mentioned changes which may or may not be material. We do not plan to early adopt this standard.